INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Feb. 28, 2026	Nov. 30, 2025
INTANGIBLE ASSET
INTANGIBLE ASSETS

8.INTANGIBLE ASSET

On June 20, 2025, the Company entered into an exclusive patent license agreement with UNM Rainforest Innovations (“UNMRI”) for the use and commercialization of certain patents and technologies, including the grant of commercial sub-licenses, in relation to designs and technologies of small modular nuclear reactors. The term of the agreement is to remain in force until the later of: (i) 10 years from the date of first sale of a licensed product, or provision of a licensed service; and, (ii) the last expiration date of the underlying patents. The Company paid a license fee of $50,000 and patent expense reimbursement of $17,430 upon execution of the agreement. The Company capitalized the costs paid upon execution of the agreement, and subsequent costs connected with establishment of new intangible asset rights.

In accordance with the patent license agreement, a license maintenance fee of $35,000 due on January 31, 2026 has been paid. The Company is obligated to pay additional license maintenance fees of $50,000 on each of January 31, 2027 and January 31, 2028. The Company shall also pay to UNMRI certain royalties on commercial sublicenses and on gross receipts from sale of commercial reactors, subject to minimum annual royalties of $65,000 from the calendar year 2028 onwards. As of February 28, 2026, $8,082 (November 30, 2025 - $29,436) of license maintenance fees were included in accounts payable and accrued liabilities.

The Company’s policy is to expense costs incurred to renew, extend or maintain the term of a recognized patent license as incurred.

Patent licenses are amortized on a straight-line basis over their estimated useful lives pursuant to contract terms.

The Company’s intangible assets as of February 28, 2026, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Assets	Amortization	Net Assets	(Years)
Patent licenses	$78,124	$(2,456)	$75,668	19.4
Total intangible asset, net	$78,124	$(2,456)	$75,668	19.4

The Company’s intangible assets as of November 30, 2025, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Asset	Amortization	Net Assets	(Years)
Patent licenses	$67,430	$(1,515)	$65,915	19.5
Total intangible asset, net	$67,430	$(1,515)	$65,915	19.5

Aggregate amortization expense was $941 for the three months ended February 28, 2026 (for the three months ended February 28, 2025 - $Nil). Amortization expense is expected to be approximately $3,900 per year for each of the next five fiscal years.

8.	INTANGIBLE ASSETS

On June 20, 2025, the Company entered into an exclusive patent license agreement with UNM Rainforest Innovations (“UNMRI”) for the use and commercialization of certain patents and technologies, including the grant of commercial sub-licenses, in relation to designs and technologies of small modular nuclear reactors. The term of the agreement is to remain in force until the later of: (i) 10 years from the date of first sale of a licensed product, or provision of a licensed service; and, (ii) the last expiration date of the underlying patents. The Company paid a license fee of $50,000 and patent expense reimbursement of $17,430 upon execution of the agreement, and is to pay a license maintenance fee of $35,000 due on January 31, 2026, and $50,000 due on each of January 31, 2027 and January 31, 2028. The Company shall also pay to UNMRI certain royalties on commercial sublicenses and on gross receipts from sale of commercial reactors, subject to minimum annual royalties of $65,000 from the calendar year 2028 onwards. The Company capitalized the costs paid upon execution of the agreement.

The Company’s policy is to expense costs incurred to renew, extend or maintain the term of a recognized patent license as incurred.

Patent licenses are amortized on a straight-line basis over their estimated useful lives pursuant to contract terms.

The Company’s intangible assets as of November 30, 2025, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Assets	Amortization	Net Assets	(Years)
Patent licenses	$67,430	$(1,515)	$65,915	19.5
Total intangible asset, net	$67,430	$(1,515)	$65,915	19.5

The Company’s intangible assets as of November 30, 2024, are as follows:

Weighted
Average
		Accumulated		Remaining Life
	Gross Asset	Amortization	Net Assets	(Years)
Patent licenses	$—	$—	$—	—
Total intangible asset, net	$—	$—	$—	—

Aggregate amortization expense was $1,515 for the year ended November 30, 2025 (for the period from December 14, 2023 (inception) through November 30, 2024 — $Nil). Amortization expense is expected to be approximately $3,400 per year for each of the next five fiscal years.